SCHEDULE OF RESTATEMENT FINANCIAL (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Reserves	$ (8,459,565)		$ (33,775,101)	[1]
Accumulated deficit	(59,132,781)		(67,697,823)	[1]
(Loss) gains from foreign currency transactions	(375,407)		(619,267)	[2]	$ (166,174)	[2]
Total operating expenses, net	(48,003,657)		(50,977,088)	[2]	(6,925,942)	[2]
Loss from Operations	(36,067,335)		(42,337,799)	[2]	(4,168,484)	[2]
Loss Before Income Tax	(6,789,908)		(57,070,035)	[2]	(4,618,050)	[2]
Net Loss	(5,711,222)	[3]	(56,006,439)	[2]	(4,489,198)	[2]
Other comprehensive income:
Foreign currency translation adjustment	(203,832)		(290,184)	[2]	230,081	[2]
Total Comprehensive Loss	(5,915,054)		(56,296,623)	[2]	(4,259,117)	[2]
Net loss	(5,711,222)	[3]	(56,006,439)	[2]	(4,489,198)	[2]
Foreign currency			142,266		432,450
Accumulated deficit			(67,697,823)		(11,897,405)
(Gain) loss on foreign exchange transactions	375,407		619,267	[4]	166,174
Previously stated [member]
Other comprehensive income:
Foreign currency					2,028,729
Accumulated deficit					(13,493,684)
Increase (decrease) due to corrections of prior period errors [member]
Other comprehensive income:
Foreign currency					(1,596,279)
Accumulated deficit					$ 1,596,279
Previously Reported [Member]
IfrsStatementLineItems [Line Items]
Reserves			(32,933,714)
Accumulated deficit			(68,539,210)
(Loss) gains from foreign currency transactions	135,625
Total operating expenses, net	(50,222,196)
Loss from Operations	(41,582,907)
Loss Before Income Tax	(56,315,143)
Net Loss	(55,251,547)		(55,251,547)
Other comprehensive income:
Foreign currency translation adjustment	(1,045,076)		(1,045,076)
Total Comprehensive Loss	(56,296,623)
Net loss	(55,251,547)		(55,251,547)
Foreign currency			983,653
Accumulated deficit			(68,539,210)
(Gain) loss on foreign exchange transactions			(135,625)
Financial Effect Of Corrections Of Accounting Error [Member]
IfrsStatementLineItems [Line Items]
Reserves			(841,387)
Accumulated deficit			841,387
(Loss) gains from foreign currency transactions	(754,892)
Total operating expenses, net	(754,892)
Loss from Operations	(754,892)
Loss Before Income Tax	(754,892)
Net Loss	(754,892)		(754,892)
Other comprehensive income:
Foreign currency translation adjustment	754,892		754,892
Total Comprehensive Loss
Net loss	$ (754,892)		(754,892)
Foreign currency			(841,387)
Accumulated deficit			841,387
(Gain) loss on foreign exchange transactions			$ 754,892

[1]	Restatement details in Note 2
[2]	Restatement details in Note 2
[3]	Restatement as per Note 2
[4]	Restatement details in Note 2